Gains on Investment Securities and Dividends (Gains on Investment Securities and Dividends) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Net gains on investment securities	¥ 39,139	¥ 27,233	¥ 31,134
Dividends income, other	4,163	3,095	4,652
Gains on investment securities and dividends	¥ 43,302	¥ 30,328	¥ 35,786